Equity Method Investments (Diana Mariners) (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Equity Method Investments [Line Items]
Equity method investments	$ 53,875	$ 42,826
Accounts receivable, trade	3,739	6,565
Loss from equity method investments (Note 4)	(2,810)	(146)	$ (262)
Equity Method Investee [Member]
Schedule Of Equity Method Investments [Line Items]
Accounts receivable, trade	$ 760	100
Diana Mariners [Member] | Cebu [Member]
Schedule Of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	24.00%
Equity method investments	$ 383	389
Loss from equity method investments (Note 4)	(24)	0	0
Manning fees	$ 314